Other Current and Other Non-Current Assets (Details) - Schedule of other current and other non-current assets - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Schedule of other current and other non-current assets [Abstract]
Input VAT receivable	$ 125,981	$ 134,746
Prepayments - office rental	807,172	952,616
Prepayments - insurance	110,408	292,095
Prepayments - others	92,234	51,920
Uniforms	19,963	17,954
Tools and supplies	81,343	135,553
Deferred costs	38,880
Other current assets	1,275,981	1,584,884
Deposits	296,986	361,275
Deferred costs	48,600
Other non-current assets	$ 345,586	$ 361,275